Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 29, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2024
Prospectus Date	rr_ProspectusDate	May 10, 2024
Peerless Option Income Wheel ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Effective as of the date of this supplement:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	In the table entitled “Cash and Cash Equivalent Holdings” on page 4 of the Summary Prospectus and page 4 Statutory Prospectus, the row for “U.S. Treasury Securities” is amended and restated in its entirety to read as follows:

Portfolio Holdings	Investment Terms	Expected Target Maturity
U.S. Treasury Securities

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

1-month to 2-year maturities

Peerless Option Income Wheel ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	The risk factor entitled “Distribution Risk” on page 5 of the Summary Prospectus and pages 5 and 11 of the Statutory Prospectus, is hereby amended and restated in its entirety to read as follows:

“Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current quarterly income. There is no assurance that the Fund will make a distribution in any given quarter. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next.”

Peerless Option Income Wheel ETF | Peerless Option Income Wheel ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEEL